Acquisition of AGRL	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 9 — Acquisition of AGRL

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with AGRL and Spring Fortune that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement and AGRL became a wholly owned subsidiary of AERL.

The amendment dated April 18, 2011 increased the amount of the incentive targets from $49,500,000 to $65,000,000 for the year ended December 31, 2011 and from $58,000,000 to $78,000,000 for the year ended December 31, 2012 to receive 2,573,000 incentive shares for each year.  Additionally, the additional incentive target to earn 530,000 Ordinary Shares in 2011 and 2012 was increased from $75,000,000 to $78,000,000 and from $82,500,000 to $94,000,000, respectively.

Additionally, on April 18, 2011, members of management who are also designees of Spring Fortune with respect to ordinary shares issued in connection with the acquisition of AGRL, and were designees of the ordinary shares issued to Spring Fortune upon the filing of the Company's Annual Report on Form 20-F for 2010, entered into lock-up agreements pursuant to which such members of management would be restricted from transferring ordinary shares of the Company. 20% of such shares are released from lock-up each year beginning one year after the execution of the agreement. The following persons and entities had entered into lock-up agreements: Mr. Lam with respect to 2,940,000 ordinary shares, Mr. Vong with respect to 3,940,000 ordinary shares; Legend Global International Limited (whose ordinary shares are deemed to be beneficially owned by Leong Siak Hung, chief executive officer and director) with respect to 16,000 ordinary shares; and Lam Chou In with respect to 2,860,000 ordinary shares. This is an aggregate of 9,756,000 ordinary shares, or 60% of the 16,260,000 ordinary shares issued subsequent to the filing of the Group's Annual Report on Form 20-F for 2010.

The acquisition of AGRL by AERL has been accounted for as a “reverse merger” and recapitalization since Spring Fortune, the former shareholder of AGRL, became the owner of  a majority of the outstanding Ordinary Shares of AERL immediately following the completion of the transaction and has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and AGRL’s senior management dominates the management of the combined entity, Accordingly, AGRL was deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of AGRL. AERL’s assets, liabilities and results of operations were consolidated with the assets, liabilities and results of operations of AGRL after consummation of the acquisition.  For periods after the consummation of the acquisition, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of AGRL and the Promoter Companies and are recorded at their historical cost basis.

Upon closing, AERL acquired all the outstanding capital stock of AGRL from Spring Fortune for a total consideration of 10,350,000 Ordinary Shares of AERL issued to Spring Fortune and its designees and an additional 4,210,000 Ordinary Shares issued upon the filing of AERL’s annual report on Form 20-F for the 2010 fiscal year.  In addition, Spring Fortune is entitled to receive additional Ordinary Shares of AERL stock for each of the years 2010, 2011 and 2012 in which AGRL, through the Promoter Companies, meets or exceeds the following net after tax income targets specified for such year in the Agreement (the “Incentive Targets”) as amended:

Year	Incentive Target	Incentive Shares
2010	$41,800,000 and above	12,050,000
2011	$65,000,000 and above	2,573,000
2012	$78,000,000 and above	2,573,000

As of December 31, 2012, the maximum number of incentive shares that Spring Fortune could have received for achieving Incentive Targets was 17,196,000 (including 12,050,000 earned in 2010). Also, for each of the years 2011 and 2012, AERL may issue an additional 530,000 Ordinary Shares if AGRL has adjusted net income equal to, or greater than, $78 million, and $94 million, respectively, which would amount to an additional 1,060,000 Ordinary Shares to Spring Fortune if all of such targets are achieved.  However, if for any fiscal year through the fiscal year ending December 31, 2012, (i) at the end of any fiscal quarter during such fiscal year, AGRL does not have at least $10,000,000 in cash and cash equivalents (including redeemable chips and receivables from casinos with respect to operations during such fiscal quarter that are received within five (5) days after the end of such fiscal quarter) and (ii) based on the audited financial statements for such fiscal year, positive cash flow from operations, as determined in accordance with U.S. GAAP, Spring Fortune shall not be entitled to receive one-half of the incentive shares it would otherwise be entitled to receive with respect to such fiscal year.  Total incentive shares and additional earnout shares potentially issuable pursuant to the above targets are 18,256,000 (including 12,050,000 earned in 2010).

AGRL achieved the performance target for the year ended December 31, 2010 of net after tax income in excess of $41,800,000 as calculated under US GAAP, pursuant to the Agreement, and 12,050,000 ordinary shares were issued subsequent to the filing of the 2010 annual report on Form 20-F.

AGRL achieved the performance target for the year ended December 31, 2011 of $65,000,000 to earn 2,573,000 Ordinary Shares and the additional incentive target of $78,000,000 to earn 530,000 Ordinary Shares in 2011 pursuant to the Agreement. The shares were issued subsequent to the filing of the 2011 annual report on Form 20-F. The issuance is treated similar to a stock dividend and resulted in an increase to Ordinary Shares and Additional Paid in Capital totaling $17,977,151 and a decrease to Retained Earnings of $17,977,151.

AGRL did not achieve the performance target for the year ended December 31, 2012 and no incentive shares were issued.

Additionally, the Company issued 4,210,000 shares as a result of the filing of Form 20-F for the fiscal year ended December 31, 2010 in May of 2011.  The shares are considered to be issued as part of the merger and therefore have been treated as issued for no additional cost or compensation.  The issuance is treated as an increase to Ordinary Shares and a decrease to Retained Earnings of $421 to reflect the par value of the Ordinary Shares.  The Company considered indicators to determine if the contingent payments as a result of the reverse merger between AGRL and AERL constituted a form of additional compensation to/or profit sharing with the sellers and concluded they are not to be treated as additional compensation or profit sharing.